Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Document Type	S-1
Entity Registrant Name	GENERAL CANNABIS CORP
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001477009
Amendment Flag	false